EATON VANCE TAXABLE MUNICIPAL BOND FUND

Supplement to Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated December 30, 2020

EATON VANCE CORE BOND FUND

Supplement to Summary Prospectus, Prospectus and SAI dated May 1, 2021

EATON VANCE EMERGING MARKETS DEBT FUND

EATON VANCE HIGH YIELD MUNICIPAL INCOME FUND

PARAMETRIC TABS 1-TO-10 YEAR LADDERED MUNICIPAL BOND FUND

PARAMETRIC TABS 10-TO-20 YEAR LADDERED MUNICIPAL BOND FUND

PARAMETRIC TABS 5-TO-15 YEAR LADDERED MUNICIPAL BOND FUND

PARAMETRIC TABS INTERMEDIATE-TERM MUNICIPAL BOND FUND

PARAMETRIC TABS SHORT-TERM MUNICIPAL BOND FUND

Supplement to Summary Prospectuses, Prospectuses and SAIs dated June 1, 2021

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPAL INCOME FUND

EATON VANCE NEW YORK MUNICIPAL OPPORTUNITIES FUND

EATON VANCE SHORT DURATION MUNICIPAL OPPORTUNITIES FUND

Supplement to Summary Prospectuses, Prospectuses and SAIs dated August 1, 2021

EATON VANCE EMERGING MARKETS DEBT OPPORTUNITIES FUND

EATON VANCE ARIZONA MUNICIPAL INCOME FUND

EATON VANCE CONNECTICUT MUNICIPAL INCOME FUND

EATON VANCE MINNESOTA MUNICIPAL INCOME FUND

EATON VANCE MUNICIPAL OPPORTUNITIES FUND

EATON VANCE NEW JERSEY MUNICIPAL INCOME FUND

EATON VANCE PENNSYLVANIA MUNICIPAL INCOME FUND

Supplement to Summary Prospectuses, Prospectuses and SAIs dated December 1, 2021

EATON VANCE GEORGIA MUNICIPAL INCOME FUND

EATON VANCE MARYLAND MUNICIPAL INCOME FUND

EATON VANCE MISSOURI MUNICIPAL INCOME FUND

EATON VANCE NORTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE OREGON MUNICIPAL INCOME FUND

EATON VANCE SOUTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE VIRGINIA MUNICIPAL INCOME FUND

Supplement to Summary Prospectuses, Prospectus and SAI dated January 1, 2022

EATON VANCE AMT-FREE MUNICIPAL INCOME FUND

EATON VANCE CALIFORNIA MUNICIPAL OPPORTUNITIES FUND

EATON VANCE MASSACHUSETTS MUNICIPAL INCOME FUND

EATON VANCE NATIONAL MUNICIPAL INCOME FUND

EATON VANCE NEW YORK MUNICIPAL INCOME FUND

EATON VANCE OHIO MUNICIPAL INCOME FUND

EATON VANCE TOTAL RETURN BOND FUND

Supplement to Summary Prospectuses, Prospectuses and SAIs dated February 1, 2022

EATON VANCE FLOATING-RATE & HIGH INCOME FUND

EATON VANCE FLOATING-RATE ADVANTAGE FUND

EATON VANCE FLOATING-RATE FUND

EATON VANCE GOVERNMENT OPPORTUNITIES FUND

EATON VANCE HIGH INCOME OPPORTUNITIES FUND

EATON VANCE INCOME FUND OF BOSTON

EATON VANCE MULTI-ASSET CREDIT FUND

EATON VANCE SHORT DURATION HIGH INCOME FUND

EATON VANCE SHORT DURATION GOVERNMENT INCOME FUND

EATON VANCE SHORT DURATION INFLATION-PROTECTED INCOME FUND

Supplement to Summary Prospectuses, Prospectuses and SAIs dated March 1, 2022

(each, a “Fund” and collectively, the “Funds”)

The following changes are effective April 29, 2022:

•	The time period within which a CDSC is imposed on redemptions of Class A shares purchased at net asset value is reduced from 18 months to 12 months;
•	The minimum initial purchase of Class I shares is increased from $250,000 to $1,000,000;
•	The minimum initial purchase of Class R6 shares is increased from $1,000,000 to $5,000,000; and
•	The $250,000 maximum purchase amount for Class C shares of each of Eaton Vance Short Duration Government Income Fund (“Short Duration Government Income Fund”), Eaton Vance Government Opportunities Fund, Parametric TABS Short-Term Municipal Bond Fund and Eaton Vance Short-Duration Inflation-Protected Income Fund is removed.

The following change is effective April 29, 2022 for all Funds except Short Duration Government Income Fund:

•	The contingent deferred sales charge (“CDSC”) imposed on Class A shares purchased at net asset value and redeemed within 12 months of purchase is reduced from 1.00% to 0.75%.

The following changes are effective April 29, 2022 for all Funds except Short Duration Government Income Fund and Eaton Vance Government Opportunities Fund (“Government Opportunities Fund”), Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Floating-Rate Fund, Eaton Vance National Limited Maturity Municipal Income Fund, Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund, Parametric TABS Short-Term Municipal Bond Fund (“TABS Short-Term Fund”), Eaton Vance Short Duration High Income Fund, Eaton Vance Short Duration Inflation-Protected Income Fund (“Short Duration Inflation-Protected Income Fund”) and Eaton Vance Short Duration Municipal Opportunities Fund (collectively, the “Former Short Duration Funds”):

•	The front-end sales charge payable upon purchase of Class A shares is reduced to a maximum of 3.25%;
•	The amount of Class A shares purchased at net asset value on which a CDSC is imposed if the shares are redeemed within 12 months of purchase is reduced from $1,000,000 to $500,000; and
•	The amount that a shareholder must invest, or agree to invest over a 13-month period, in Eaton Vance funds so that the shareholder may qualify for a reduced sales charge on purchases of Class A shares is increased from $50,000 to $100,000.

The following change is effective April 29, 2022 for Short Duration Government Income Fund:

•	The CDSC imposed on Class A shares purchased at net asset value in amounts of $250,000 or more and redeemed within 12 months of purchase is reduced from 1.00% to 0.25%.

The following changes are effective April 29, 2022 for the Former Short Duration Funds:

•	The front-end sales charge payable upon purchase of Class A shares is increased to a maximum of 3.25%; and
•	The amount of Class A shares purchased at net asset value on which a CDSC is imposed if the shares are redeemed within 12 months of purchase is increased from $250,000 to $500,000.

The following disclosure updates to reflect the Class A changes above and certain other matters described below are effective April 29, 2022. The Funds intend to further update their Summary Prospectuses, Prospectuses and Statements of Additional Information on or about April 29, 2022 to reflect the various changes above, including to include an updated expense example and performance information in light of the change in the Class A sales charge.

1.	The following replaces the corresponding disclosure under “Fees and Expenses of the Fund” and the “Class A” column in the “Shareholder Fees” table in “Fund Summaries” for all Funds with Class A shares, except for Short Duration Government Income Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds.

Shareholder Fees (fees paid directly from your investment)	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None
2.	The following replaces the corresponding paragraphs under “Choosing a Share Class” in “Purchasing Shares” for all Funds with Class A and/or Class C shares, as applicable, except Government Opportunities Fund and Short Duration Government Income Fund:

Class A shares are offered at net asset value plus a front-end sales charge of up to 3.25%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $100,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Class A shares pay distribution and service fees equal to 0.25% annually of average daily net assets.

Class C shares are offered through financial intermediaries at net asset value with no front-end sales charge. If you sell your Class C shares within 12 months of purchase, you generally will be subject to a contingent deferred sales charge or “CDSC.” The CDSC is deducted from your redemption proceeds. Under certain circumstances, the CDSC for Class C may be waived (such as certain redemptions from employer sponsored retirement plans). See “CDSC Waivers” under “Sales Charges” below. Class C shares pay distribution and service fees equal to 1.00% annually of average daily net assets. Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate market value of all Eaton Vance fund shares held within the purchasing shareholder’s account(s)) is $1 million or more. Investors considering cumulative purchases of $500,000 or more should consider whether another Class of shares would be more appropriate and consult their financial intermediary. Each Fund no longer accepts direct purchases of Class C shares by accounts for which no broker-dealer or other financial intermediary is specified. Any direct purchase received by a Fund’s transfer agent for Class C shares for such accounts will automatically be invested in Class A shares. In addition, Class C shares held in an account for which no financial intermediary is specified and which are not subject to a CDSC will periodically be converted to Class A shares.

3.	The following replaces the corresponding paragraphs under “Choosing a Share Class” in “Purchasing Shares” for Government Opportunities Fund and Short Duration Government Income Fund:

Class A shares are offered at net asset value plus a front-end sales charge of up to 3.25% (2.25% for Short Duration Government Income Fund). This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $100,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Class A shares pay distribution and service fees equal to 0.25% annually of average daily net assets.

Class C shares are offered through financial intermediaries at net asset value with no front-end sales charge. If you sell your Class C shares within 12 months of purchase, you generally will be subject to a contingent deferred sales charge or “CDSC.” The CDSC is deducted from your redemption proceeds. Under certain circumstances, the CDSC for Class C may be waived (such as certain redemptions from employer sponsored retirement plans). See “CDSC Waivers” under “Sales Charges” below. Class C shares pay distribution and service fees equal to 1.00% (0.85% for Short Duration Government Income Fund) annually of average daily net assets. Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate market value of all Eaton Vance fund shares held within the purchasing shareholder’s account(s)) is $1 million or more. Investors considering cumulative purchases of $500,000 ($250,000 for Short Duration Government Income Fund) or more should consider whether another Class of shares would be more appropriate and consult their financial intermediary. Each Fund no longer accepts direct purchases of Class C shares by accounts for which no broker-dealer or other financial intermediary is specified. Any direct purchase received by a Fund’s transfer agent for Class C shares for such accounts will automatically be invested in Class A shares. In addition, Class C shares held in an account for which no financial intermediary is specified and which are not subject to a CDSC will periodically be converted to Class A shares.

4.	All references to a maximum single purchase limit for Class C shares of $250,000 are removed.

5.	The following replaces the corresponding table under “Class A Front-End Sales Charge” in “Sales Charges” for all Funds except Government Opportunities Fund and Short Duration Government Income Fund:

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

Amount of Purchase	Sales Charge* as a Percentage of Offering Price	Sales Charge* as a Percentage of Net Amount Invested	Dealer Commission as a Percentage of Offering Price
Less than $100,000	3.25%	3.36%	2.75%
$100,000 but less than $250,000	2.00%	2.04%	1.50%
$250,000 but less than $500,000	1.00%	1.01%	0.50%
$500,000 or more	0.00**	0.00**	TIERED**
*	Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.
**	No sales charge is payable at the time of purchase on investments of $500,000 or more. The principal underwriter will pay a commission to financial intermediaries on sales of $500,000 or more as follows: 0.75% on amounts of $500,000 or more but less than $4 million; plus 0.50% on amounts of $4 million but less than $15 million; plus 0.25% on amounts of $15 million or more. A CDSC of 0.75% will be imposed on such investments (as described below) in the event of redemptions within 12 months of purchase.
6.	The following replaces the corresponding tables under “Class A Front-End Sales Charge” in “Sales Charges” for Government Opportunities Fund and Short Duration Government Income Fund:

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

For Government Opportunities Fund Amount of Purchase	Sales Charge* as a Percentage of Offering Price	Sales Charge* as a Percentage of Net Amount Invested	Dealer Commission as a Percentage of Offering Price
Less than $100,000	3.25%	3.36%	2.75%
$100,000 but less than $250,000	2.00%	2.04%	1.50%
$250,000 but less than $500,000	1.00%	1.01%	0.50%
$500,000 or more	0.00**	0.00**	TIERED**
*	Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.
**	No sales charge is payable at the time of purchase on investments of $500,000 or more. The principal underwriter will pay a commission to financial intermediaries on sales of $500,000 or more as follows: 0.75% on amounts of $500,000 or more but less than $4 million; plus 0.50% on amounts of $4 million but less than $15 million; plus 0.25% on amounts of $15 million or more. A CDSC of 0.75% will be imposed on such investments (as described below) in the event of redemptions within 12 months of purchase.
For Short Duration Government Income Fund Amount of Purchase	Sales Charge* as a Percentage of Offering Price	Sales Charge* as a Percentage of Net Amount Invested	Dealer Commission as a Percentage of Offering Price
Less than $100,000	2.25%	2.30%	2.00%
$100,000 but less than $250,000	1.00%	1.01%	0.75%
$250,000 or more	0.00**	0.00**	TIERED**
*	Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.
**	No sales charge is payable at the time of purchase on investments of $250,000 or more. The principal underwriter will pay a commission to financial intermediaries on sales of $250,000 or more as follows: 0.25% on amounts of $250,000 or more but less than $4 million; plus 0.20% on amounts of $4 million but less than $15 million; plus 0.15% on amounts of $15 million or more. A CDSC of 0.25% will be imposed on such investments (as described below) in the event of redemptions within 12 months of purchase.

7.	The following replaces the corresponding paragraph under “Contingent Deferred Sales Charge” in “Sales Charges” for all Funds except Government Opportunities Fund and Short Duration Government Income Fund:

Contingent Deferred Sales Charge. Class A and Class C shares are subject to a CDSC on certain redemptions.  The CDSC generally is paid to the principal underwriter.  Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% CDSC if redeemed within 12 months of purchase.  Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase.  CDSCs are based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.

8.	The following replaces the corresponding paragraph under “Contingent Deferred Sales Charge” in “Sales Charges” for Government Opportunities Fund and Short Duration Government Income Fund:

Contingent Deferred Sales Charge.  Class A and Class C shares are subject to a CDSC on certain redemptions.  The CDSC generally is paid to the principal underwriter.  Class A shares of Government Income Fund purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% CDSC if redeemed within 12 months of purchase.  Class A shares of Short Duration Government Income Fund purchased at net asset value in amounts of $250,000 or more will be subject to a 0.25% CDSC if redeemed within 12 months of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase.  CDSCs are based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.

9.	The following amendments apply to Eaton Vance AMT-Free Municipal Income Fund:

a.     The footnote to the “Shareholder Fees” table under “Fees and Expenses of the Fund” in “Fund Summaries” applying a sales load to certain purchases of Class I shares is removed.

b.	The following replaces the “Class I shares” paragraph under “Choosing a Share Class” in “Purchasing Shares”:

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform.  Such clients may include individuals, corporations, endowments, foundations and employer sponsored retirement plans.  Class I shares may also be available through brokerage platforms of broker-dealer firms that have agreements with the Fund’s principal underwriter to offer Class I shares solely when acting as an agent for the investor.  An investor acquiring Class I shares through such platforms may be required to pay a commission and/or other forms of compensation to the broker.  Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates, and certain persons affiliated with Eaton Vance (including employees, officers and directors of Eaton Vance’s affiliates). Class I shares do not pay distribution or service fees.

10.	The following replaces the first paragraph in “Valuing Shares“:

You may buy or sell (redeem) shares of the Funds at the NAV next determined for the class after receipt of your order in good order, plus any applicable sales charge. Each Fund’s NAV is determined as of the close of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business (typically Monday through Friday) (the “Pricing Time”). Shares generally will not be priced on days that the NYSE is closed. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, a Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as Eaton Vance believes there generally remains an adequate market to obtain reliable and accurate market quotations. A Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and other days when a Fund does not price its shares. Therefore, to the extent, if any, that a Fund invests in securities primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your shares. When purchasing or redeeming Fund shares through a financial intermediary, your financial intermediary must receive your order by the close of regular trading on the NYSE in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the financial intermediary’s responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain financial intermediaries (or their designated intermediaries).

11.	The following replaces the footnote under “Distributions” in “Shareholder Account Features”:
*	If any distribution check remains uncashed for six months, Eaton Vance reserves the right to invest the amount represented by the check in Fund shares at the then-current net asset value of the Fund and all future distributions will be reinvested. For accounts held directly with a Fund’s transfer agent, any distribution (dividend or capital gain) under $10.00 is automatically reinvested in additional shares regardless of your elected distribution option.

March 16, 2022	40435 3.16.22